Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 5. INTANGIBLE ASSETS

Intangible assets consist of both finite-lived and indefinite-lived assets. The following is a summary of our intangible assets as of December 31, 2016 and 2015:

	2016			2015
	Weighted average remaining life		Amount	Weighted average remaining life		Amount
			(in thousands)			(in thousands)
Finite-lived assets:
Favorable leasehold interests—hotels, restaurants, offices	26 years		$9,680	27 years		$9,680
Franchise agreements, management contracts and other	4 years		18,015	5 years		18,015
Returns membership list	—	(1)	3,200	—	(1)	3,200
Accumulated amortization			(23,327)			(22,234)
Total finite–lived assets			7,568			8,661
Indefinite-lived assets:
Trademarks—La Quinta			169,434			169,434
Total			$177,002			$178,095

(1)	As of December 31, 2016 and 2015, the Returns membership list has been fully amortized.

	For the years ended December 31,
	2016	2015	2014
	(in thousands)
Amortization expense related to intangible assets:
Depreciation and amortization expense	$732	$937	$1,075
Direct lodging operations	361	374	365
Total amortization expense	$1,093	$1,311	$1,440

As of December 31, 2016, estimated amortization expense related to intangible assets for the years ending December 31 is as follows (in thousands):

2017	$1,019
2018	908
2019	897
2020	797
2021	353
Thereafter	3,594
$7,568

The accumulated amortization and related amortization expense described above do not include the impact of unfavorable leasehold interests which are reflected within other non-current liabilities in the accompanying combined balance sheets. For the years ended December 31, 2016, 2015 and 2014, approximately $1.0 million, $1.1 million and $1.0 million of amortization expense, related to unfavorable leasehold interests, was reported as a reduction of depreciation and amortization expenses in the accompanying combined statements of operations.